UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 November 13, 2006

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	90

Form13F Information Table Value Total:	259687

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6657    89454 SH       SOLE                    74429             15025
Allstate Corp.                 COM              020002101     6720   107121 SH       SOLE                    90766             16355
Altria Group Inc               COM              02209s103      459     6000 SH       SOLE                                       6000
AmSouth Bancorporation         COM              032165102     1614    55594 SH       SOLE                    43044             12550
American Express Co.           COM              025816109     6068   108198 SH       SOLE                    98423              9775
American Intl. Group           COM              026874107     4600    69423 SH       SOLE                    58648             10775
Ameriprise Financial Inc.      COM              03076c106      635    13545 SH       SOLE                    11535              2010
Amgen Corp.                    COM              031162100     5336    74594 SH       SOLE                    61779             12815
Anadarko Petroleum Corporation COM              032511107      282     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      329    10743 SH       SOLE                     8903              1840
BP PLC Spons ADR               COM              055622104     5570    84928 SH       SOLE                    73755             11174
Bank of America Corp.          COM              060505104     6807   127068 SH       SOLE                   106768             20300
Bard (C.R.), Inc.              COM              067383109     2408    32100 SH       SOLE                    31175               925
Bell South Corp.               COM              079860102      870    20354 SH       SOLE                    15637              4717
Berkshire Hathaway Class B     COM              084670207     4196     1322 SH       SOLE                     1102               220
Best Buy Co., Inc.             COM              086516101     1131    21120 SH       SOLE                    14871              6249
Bristol Myers Squibb Co.       COM              110122108      516    20719 SH       SOLE                    19419              1300
Brown & Brown Inc              COM              115236101      214     7000 SH       SOLE                     7000
C D W Corporation              COM              12512n105     3386    54904 SH       SOLE                    45304              9600
CVS Corp.                      COM              126650100     4332   134879 SH       SOLE                   123620             11259
Cameco Corp.                   COM              13321L108      731    20000 SH       SOLE                                      20000
Chevron Corp.                  COM              166764100     6262    96553 SH       SOLE                    80659             15894
Cisco Systems, Inc.            COM              17275r102     3411   148430 SH       SOLE                   134400             14030
Citigroup Inc.                 COM              172967101      945    19022 SH       SOLE                    15364              3658
Coca Cola Co.                  COM              191216100     2947    65962 SH       SOLE                    61812              4150
ConocoPhillips                 COM              20825c104     7955   133635 SH       SOLE                   107952             25683
Constellation Brands           COM              21036p108     5930   206050 SH       SOLE                   171465             34585
Costco Wholesale Corp.         COM              22160k105     5140   103458 SH       SOLE                    88008             15450
Danaher Corporation            COM              235851102     2392    34840 SH       SOLE                    28840              6000
Devon Energy Corporation       COM              25179m103     2165    34285 SH       SOLE                    30200              4085
Disney (Walt) Co.              COM              254687106     5427   175583 SH       SOLE                   157033             18550
Dresser-Rand Group             COM              261608103      679    33265 SH       SOLE                    27445              5820
DuPont                         COM              263534109      240     5596 SH       SOLE                     5596
Emerson Electric Co.           COM              291011104     2671    31847 SH       SOLE                    25197              6650
Exxon Mobil Corp.              COM              30231G102     8999   134116 SH       SOLE                   103538             30578
Fiserv Incorporated            COM              337738108     3177    67477 SH       SOLE                    55487             11990
Gannett Co. Inc.               COM              364730101     1249    21980 SH       SOLE                    19730              2250
General Electric Co.           COM              369604103    10715   303548 SH       SOLE                   248805             54743
Goldman Sachs Group            COM              38141g104     1588     9385 SH       SOLE                     8685               700
Goodrich Corporation           COM              382388106     2341    57775 SH       SOLE                    44325             13450
Harrah's Entertainment Inc.    COM              413619107     3363    50625 SH       SOLE                    43675              6950
Hewlett Packard Co             COM              428236103     4911   133861 SH       SOLE                   117111             16750
Home Depot Inc.                COM              437076102     5486   151243 SH       SOLE                   111251             39992
Honeywell Intl Inc.            COM              438516106     1692    41365 SH       SOLE                    36395              4970
Int'l Business Machines Corp.  COM              459200101     2346    28627 SH       SOLE                    21897              6730
Intel Corp.                    COM              458140100     1565    76092 SH       SOLE                    67942              8150
JP Morgan Chase & Co           COM              46625H100      826    17600 SH       SOLE                    17233               367
Johnson & Johnson              COM              478160104     9762   150317 SH       SOLE                   134992             15325
Kimberly - Clark               COM              494368103      647     9905 SH       SOLE                     3905              6000
Lincoln National Corporation   COM              534187109     1339    21572 SH       SOLE                    19200              2372
Lowe's Cos.                    COM              548661107      512    18249 SH       SOLE                    17499               750
Medco Health Solutions         COM              58405u102     6701   111471 SH       SOLE                    99499             11972
Medtronic, Inc.                COM              585055106     3509    75555 SH       SOLE                    62550             13005
Merck & Co. Inc.               COM              589331107     1714    40917 SH       SOLE                    36917              4000
Microsoft Corp.                COM              594918104     2972   108658 SH       SOLE                    97933             10725
Morgan Stanley                 COM              617446448     7415   101704 SH       SOLE                    96575              5129
Motorola Inc.                  COM              620076109      397    15868 SH       SOLE                    12568              3300
Murphy Oil Corp.               COM              626717102     3916    82350 SH       SOLE                    64500             17850
Mylan Laboratories             COM              628530107      398    19792 SH       SOLE                    19792
Nokia Corporation              COM              654902204      235    11916 SH       SOLE                    11916
Novo-Nordisk ADR               COM              670100205     1449    19450 SH       SOLE                    15190              4260
Oracle Corporation             COM              68389X105      223    12575 SH       SOLE                    12575
Pepsico Inc.                   COM              713448108     1646    25222 SH       SOLE                    21922              3300
Pfizer, Inc.                   COM              717081103     4141   146016 SH       SOLE                   129945             16071
Procter & Gamble               COM              742718109     6170    99542 SH       SOLE                    91822              7720
Schering-Plough                COM              806605101      676    30618 SH       SOLE                    25318              5300
Schlumberger Ltd.              COM              806857108     3032    48875 SH       SOLE                    46850              2025
Scotts Miracle-Gro Co.         COM              810186106     1668    37481 SH       SOLE                    33256              4225
St. Joe Company                COM              790148100      301     5485 SH       SOLE                     4285              1200
Standard & Poor's Dep. Rcpts.  COM              78462f103      417     3125 SH       SOLE                     3125
Stryker Corp.                  COM              863667101     3117    62860 SH       SOLE                    55720              7140
SunTrust Banks Inc.            COM              867914103     1678    21715 SH       SOLE                    16615              5100
TJX Companies Inc              COM              872540109     6619   236147 SH       SOLE                   198197             37950
Time Warner Inc.               COM              887317105      737    40440 SH       SOLE                    33975              6465
Tocqueville Tr Gold Fund       COM              888894862      520    10991 SH       SOLE                                      10991
U. S. Bancorp                  COM              902973304     3522   106013 SH       SOLE                    99980              6033
UTI Worldwide Inc.             COM              g87210103      701    25050 SH       SOLE                    20970              4080
Union Pacific Corp.            COM              907818108      448     5090 SH       SOLE                     4690               400
United Parcel Service Cl B     COM              911312106     5358    74481 SH       SOLE                    62098             12383
United Technologies Corp.      COM              913017109     5563    87814 SH       SOLE                    81014              6800
Verizon Communications         COM              92343v104      384    10344 SH       SOLE                     9551               793
Wachovia Corporation           COM              929903102     3560    63798 SH       SOLE                    52039             11759
Wal-Mart Stores                COM              931142103      798    16189 SH       SOLE                    14939              1250
Walgreen Co.                   COM              931422109      757    17057 SH       SOLE                     9492              7565
Washington Mutual Inc          COM              939322103      310     7124 SH       SOLE                     7124
WellPoint Inc.                 COM              94973v107     2778    36055 SH       SOLE                    34005              2050
Wells Fargo & Co.              COM              949746101     1628    44993 SH       SOLE                    36976              8017
Wendy's Intl                   COM              950590109     3283    49000 SH       SOLE                    40825              8175
Wireless Holdings Group, Inc.  COM              97654E104        1    45000 SH       SOLE                    45000
Wyeth                          COM              983024100     1400    27542 SH       SOLE                    17342             10200